General	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1 –	GENERAL

a.	Enlivex Therapeutics Ltd. (the “Parent” and, including its consolidated subsidiaries, “we”, “us”, “our” or the “Company”) is a clinical-stage immunotherapy company originally incorporated on January 22, 2012 under the laws of the State of Israel as Bioblast Pharma Ltd. On March 26, 2019, upon consummation of a merger transaction between the Parent and Enlivex Therapeutics R&D Ltd., (“Enlivex R&D”, formerly known as Enlivex Therapeutics Ltd.), pursuant to which a wholly owned subsidiary of the Parent merged with and into Enlivex R&D (the “Merger”), the Parent changed its name to Enlivex Therapeutics Ltd. The Merger has been treated as a reverse recapitalization of the Parent for financial accounting and reporting purposes; and Enlivex R&D was treated as the acquirer and the Parent was treated as the acquired entity.

Enlivex R&D was incorporated in September 2005 under the laws of the State of Israel and has been engaged since inception in the development of an allogeneic drug pipeline for immune system rebalancing. Immune system rebalancing is critical for the treatment of life-threatening immune and inflammatory conditions, which involve the hyper-expression of cytokines (Cytokine Release Syndrome) and for which there are no U.S. Food and Drug Administration (“FDA”) approved treatments, as well as treating solid tumors via modulating immune-checkpoint rebalancing. The Company’s innovative immunotherapy candidate, Allocetra™, is a novel immunotherapy candidate based on a unique mechanism of action that targets clinical indications that are defined as “unmet medical needs,” such as preventing or treating complications associated with bone marrow transplants and/or hematopoietic stem cell transplants, sepsis and acute multiple organ failure. The Company also intends to develop its cell-based therapy to be combined with currently effective treatments of solid tumors via immune checkpoint rebalancing to increase the efficacy of various anti-cancer therapies, including Chimeric Antigen Receptor T-Cell Therapy and therapies targeting T-Cell Receptor Therapy. The Company’s development is based on the discoveries of Professor Dror Mevorach, an expert on clearance of dying (apoptotic) cells, in his laboratory in the Hadassah University Hospital located in the State of Israel.

In January 2015, Bioblast Pharma Inc. was established in the State of Delaware as a wholly owned subsidiary of the Parent (the “Subsidiary”). On July 1, 2020 Bioblast Pharma Inc changed its name to Enlivex Therapeutics Inc.

The Company’s ordinary shares, NIS 0.40 per share (“Ordinary Shares” or “ordinary shares”), are traded under the symbol “ENLV” on both the Nasdaq Capital Market and on the on the Tel Aviv Stock Exchange.

b.	Financial Resources

The Company devotes substantially all of its efforts toward research and development activities and raising capital. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding before the Company achieves sustainable revenues and profit from operations.

Research and development activities have required significant capital investment since the Company’s inception. The Company expects its operations to continue to require cash investment to pursue the Company’s research and development activities, including preclinical studies, formulation development, clinical trials and related drug manufacturing. The Company has not generated any revenues or product sales and has not achieved profitable operations or positive cash flow from operations. The Company’s has experienced losses since its inception, and, as of June 30, 2020, had an accumulated deficit of $29,508.

In the first quarter of 2020, the Company raised $24,750 in cash (before deducting placement agent fees and offering expenses) in conjunction with registered securities offerings of an aggregate of 3,093,750 Ordinary Shares and 2,093,750 warrants. However, the Company expects to continue to incur additional losses for at least the next several years and over that period the Company will need to raise additional debt or equity financing or enter into partnerships to fund its development. If the Company is not able to achieve its funding requirements, it may be required to reduce discretionary spending, may not be able to continue the development of its product candidates or may be required to delay part of its development programs, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. There can be no assurances that additional financing will be secured or, if secured, will be on favorable terms. The ability of the Company to transition to profitability in the longer term is dependent on developing products and product revenues to support its expenses.

The Company’s management and board of directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company’s product candidates for at least twelve months from the filing of these financial statements on Form 6-K with no additional need to raise capital. The Company may determine, however, to raise additional capital during such period as its Board of Directors deems prudent The Company’s management plans to finance the Company’s operations with issuances of its equity securities and, in the longer term, revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for its long-term development. The Company’s ability to continue to operate in the long term is dependent upon additional financial support. .

In addition to the foregoing, based on the Company’s current assessment, the Company does not expect any material impact on its development timeline or its liquidity due to currently ongoing COVID-19 pandemic. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, will depend on future developments that are highly uncertain as of the date of issuance of these unaudited condensed consolidated financial statements. Actual results could differ from the Company’s estimates.